Oppenheimer DEVELOPING MARKETS FUND

Supplement dated March 31, 2017 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information,
each dated October 28, 2016

This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the "Fund"), and is in addition to any other supplements.

Effective March 31, 2017, John Paul Lech will no longer be a co-portfolio manager on the Fund. All references to John Paul Lech in each of the Summary Prospectus, Statutory Prospectus and Statement of Additional Information are deleted.

March 31, 2017	PS0785.042